Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Significant Accounting Policies [Line Items]
Assets	$ 665,051,477	$ 639,417,816
Liabilities	579,881,550	520,428,571
Revenues	7,301,666	2,594,903
Net cash provided by (used in) operating activities	18,614,860	6,029,287
Operating lease, right-of-use asset	127,061,894	126,675,770	$ 98,912,687
Operating lease, liability	$ 132,299,312	129,049,990	$ 98,912,687
Minimum [Member]
Significant Accounting Policies [Line Items]
Lessee, operating lease, term of contract	3 years
Lessee, operating lease, renewal term	10 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lessee, operating lease, term of contract	10 years
Lessee, operating lease, renewal term	30 years
Variable Interest Entity, Primary Beneficiary [member]
Significant Accounting Policies [Line Items]
Assets	$ 34,100,000	37,200,000
Liabilities	2,400,000	0
Revenues	139,200,000	134,200,000
Net cash provided by (used in) operating activities	$ 134,700,000	$ 112,000,000